BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION AND PRESENTATION

2           BASIS OF PREPARATION AND PRESENTATION

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards – Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The Consolidated Financial Statements have been prepared on a going concern basis using historical cost except for those assets and liabilities that are measured at fair value at the end of each reporting period as explained in Note 3 – Summary of Material Accounting Policies.

The functional currency of Aura and the majority of its subsidiaries is the United States Dollar (“US Dollar”) except for a non material service company in Mexico which has a functional currency of Mexican Pesos (“MXN Pesos”), a non material service company in Colombia which has a functional currency of Colombian Pesos (“COP”) and certain non material Brazilian subsidiaries in Brazilian Reais (“BRL Reais”). All values in the consolidated financial statements are rounded to the nearest thousand.